Basis of Presentation and General Information - Supplementary (Details) (Capital Product Operating GP LLC)	6 Months Ended
Jun. 30, 2014
Capital Product Operating GP LLC
Subsidiary Of Limited Liability Company Or Limited Partnership
Date of Incorporation	Jan. 16, 2007